Financial debt (Tables)	12 Months Ended
Dec. 31, 2023
Financial debt
Schedule of debt

	As of
	December 31,
(in thousands of euros)	2021	2022	2023
Bank borrowings	9,984	29,689	27,206
Derivatives instruments	—	9,876	10,265
Accrued interest payable on loans	6	316	3,719
Lease liabilities	130	4,510	6,565
Royalty certificates liabilities	0	0	6,327
Total debt	10,119	44,390	54,082

Schedule of maturity of long-term and short-term debt

December 31, 2021	Less than 1	Between 1 and	Between 3 and	More than
(in thousands of euros)	year	3 years	5 years	5 years
Bank borrowings	1,244	7,484	1,256	—
Derivatives	—	—	—	—
Accrued interest payable on loans	—	6	—	—
Lease liabilities	38	92	—	—
Total debt	1,282	7,582	1,256	—

December 31, 2022	Less than 1	Between 1 and	Between 3 and	More than
(in thousands of euros)	year	3 years	5 years	5 years
Bank borrowings	4,474	4,999	17,768	2,448
Derivatives	—	—	9,876	—
Accrued interest payable on loans	100	—	216	—
Lease liabilities	1,277	3,233	—	—
Total debt	5,851	8,232	27,860	2,448

December 31, 2023	Less than 1	Between 1 and	Between 3 and	More than
(in thousands of euros)	year	3 years	5 years	5 years
Bank borrowings	2,928	4,872	17,848	1,558
Derivatives	—	—	10,265	—
Accrued interest payable on loans	82	—	3,636	—
Lease liabilities	2,298	4,267	—	—
Royalty certificates liabilities	—	—	—	6,327
Total debt	5,308	9,140	31,749	7,885

Schedule of changes in borrowings

(in thousands of euros)
January 1, 2021	10,055
Subscription of new leases	143
Repayment of bank borrowings	(13)
Repayment of lease liabilities	(15)
Accrued interests	(51)
December 31, 2021	10,119
Subscription of state-guaranteed PGE loan	1,780
Subscription of PPR loan	3,560
Subscription of derivatives instruments (2)	9,649
Subscription of bank borrowings (1) (2)	15,400
New lease contracts	5,109
Repayment of bank borrowings	(1,033)
Repayment of lease liabilities	(735)
Capitalized interests	308
Change in fair value of derivatives instruments (2)	407
Exchange rate change	6
December 31, 2022	44,390
New lease contracts	3,706
Issue of royalty certificates (1)	5,100
Repayment of bank borrowings	(2,485)
Repayment of lease liabilities	(1,612)
Interests on royalty certificates	1,227
Capitalized interest (2)	3,405
Change in fair value of derivatives instruments (2)	389
Exchange rate change	(38)
December 31, 2023	54,082

(1) Net proceed

(2) EIB’s loan and warrants

Movements are further detailed as follows:

	Debt						Debt
	carried						carried
	on the					Effect of	on the
	balance					movements	balance
	sheet at		Capitalized		Fair	in	sheet on
	Jan. 1,	Additions	interest	Repayments	Value	exchange	December
(in thousands of euros)	2023	(+)	(+)	(-)	Variation	rates	31, 2023
Lease liabilities	4,510	3,706		(1,612)		(38)	6,566
PGE SG 2020 (state-guaranteed)	2,926			(830)			2,096
PGE BPI France 2020 (state-guaranteed)	3,094			(825)			2,269
PGE CA 2020 (state-guaranteed)	2,926			(830)			2,096
PPR CA 2022	1,780						1,780
PPR SG 2022	1,780						1,780
PGE BPI France 2022 (state-guaranteed)	1,780						1,780
BEI EMPRUNT PART 1 2022	15,400						15,400
DETTE BSA BEI 2022	9,876				389		10,265
Royalty certificates	—	5,100	1,227				6,327
Accrual interests	319	—	3,405				3,724
Total Debt	44,390	8,806	4,632	(4,097)	389	(38)	54,082

						Debt carried
	Debt carried				Effect of	on the
	on the balance				movements	balance sheet
	sheet at Jan. 1,	Additions	Repayments	Fair Value	in exchange	on December
(in thousands of euros)	2022	(+)	(-)	Variation	rates	31, 2022
Lease liabilities	130	5,109	(735)	—	6	4,510
PGE SG 2020 (state-guaranteed)	3,339	—	(413)	—	—	2,926
PGE BPI France 2020 (state-guaranteed)	3,300	—	(206)	—	—	3,094
PGE CA 2020 (state-guaranteed)	3,339	—	(413)	—	—	2,926
PPR CA 2022	—	1,780	—	—	—	1,780
PPR SG 2022	—	1,780	—	—	—	1,780
PGE BPI France 2022 (state-guaranteed)	—	1,780	—	—	—	1,780
BEI EMPRUNT PART 1 2022	—	15,400	—	—	—	15,400
DETTE BSA BEI 2022	—	9,469	—	407	—	9,876
Accrual interests	11	308	—	—	—	319
Total Debt	10,119	35,625	(1,767)	407	6	44,390

Schedule of valuation approach for BSA arrangement

BSA 2022
Grant date	11/28/2022
Expiration date	11/28/2030
Number of BSA issued	2,266,023
Subscription premium price per share (€)	0.01
Exercise price per share (€)	4.02
Valuation method	Longstaff Schwartz

	As of November 28,	As of December 31,	As of December 31,
	2022 (Grant Date)	2022	2023
Number of BSA outstanding	2,266,023	2,266,023	2,266,023
Number of shares per BSA	1.00	1.00	1.20
Stock price (€)	4.13	4.48	4.10
Maturity (years)	12.0	11.9	10.9
Volatility	68%	68%	62%
Cap of the put option (k€)	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—
Fair Value (k€)	9,469	9,876	10,266
Unit fair value	4.18	4.36	4.53